Shareholder Report, Line Graph (Details) - USD ($)		5 Months Ended	12 Months Ended	21 Months Ended	49 Months Ended	60 Months Ended	120 Months Ended
		Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023	Nov. 01, 2022	Jul. 31, 2022	Jan. 31, 2022	Jul. 31, 2021	Jan. 31, 2021	Jul. 31, 2020	Jul. 09, 2020	Jul. 31, 2019	Jul. 31, 2018	Jul. 31, 2017	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2014
C000238440 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nuveen High Yield Managed Accounts Portfolio at NAV
Account Value		$ 11,845	$ 11,845	$ 11,845	$ 11,845	$ 11,845	$ 11,845			$ 11,399			$ 11,342	$ 10,486	$ 10,701	$ 10,559	$ 10,434	$ 10,000
Average Annual Return, Percent			10.69%	10.19%
C000219780 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nuveen Core Impact Bond Managed Accounts Portfolio at NAV
Account Value		9,107	$ 9,107	$ 9,107	$ 9,107	9,107	9,107						8,891		8,535		8,717		$ 8,932	$ 9,841	$ 10,252	$ 10,123		$ 10,000
Average Annual Return, Percent			6.70%		(2.28%)
C000048022 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Municipal Total Return Managed Accounts Portfolio at NAV
Account Value		13,514	$ 13,514	13,514	$ 13,514	$ 13,514	$ 13,514								12,861				12,885		14,226		$ 13,553		$ 12,908	$ 11,870	$ 11,659	$ 11,620	$ 10,596	$ 10,000
Average Annual Return, Percent			5.08%			0.92%	3.06%
C000238439 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nuveen Emerging Markets Debt Managed Accounts Portfolio at NAV
Account Value		11,779	$ 11,779	$ 11,779	11,779	$ 11,779	$ 11,779			11,246			11,350	10,464	10,993	10,883	10,825	10,000
Average Annual Return, Percent			7.15%	9.84%
C000238442 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nuveen Securitized Credit Managed Accounts Portfolio at NAV
Account Value		11,516	$ 11,516	$ 11,516	11,516	11,516	11,516			11,032			11,156	10,422	10,682	10,661	10,602	10,000
Average Annual Return, Percent			7.81%	8.42%
C000238441 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nuveen Preferred Securities and Income Managed Accounts Portfolio at NAV
Account Value		11,792	$ 11,792	$ 11,792	11,792	11,792	11,792			11,354			11,152	10,146	10,357	9,955	10,839	10,000
Average Annual Return, Percent			13.85%	9.90%
C000248080 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nuveen Ultra Short Municipal Managed Accounts Portfolio at NAV
Account Value		$ 10,139	$ 10,139	$ 10,139	10,139	10,139	10,139	$ 10,115	$ 10,086	10,058	$ 10,028	$ 10,000
Average Annual Return, Percent		1.39%
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Municipal Bond Index
Account Value		$ 12,762	$ 12,762	12,762	12,762	$ 12,762	$ 12,762								12,301				12,188		13,095		12,678		12,033	11,214	11,104	11,075	10,356	10,000
Average Annual Return, Percent			3.74%			1.18%	2.47%
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Account Value		11,044	$ 11,044	$ 11,044	$ 11,044	$ 11,044	$ 11,044			10,512			10,839	10,015	10,508	10,669	10,616	10,000	9,099	$ 9,694	10,012	$ 9,990		$ 10,000
Average Annual Return, Percent			5.10%	5.85%	(1.93%)
S And P Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Municipal Bond Index
Account Value		$ 10,111	$ 10,111	$ 10,111	$ 10,111	10,111	10,111	10,025	9,867	9,891	9,998	10,000
Average Annual Return, Percent		1.11%
JP Morgan EMBI Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			JP Morgan EMBI Global Diversified Index
Account Value		$ 12,439	$ 12,439	$ 12,439	12,439	12,439	12,439			11,921			11,809	10,781	11,393	10,998	11,080	10,000
Average Annual Return, Percent			9.18%	13.32%
Bloomberg U S Aggregate Bond C000219780 Index [Member]
Account Value [Line Items]
Account Value		9,241	$ 9,241	$ 9,241	9,241	9,241	9,241						9,070		8,793		8,883
ICE US Institutional Capital Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			ICE US Institutional Capital Securities Index
Account Value		12,103	$ 12,103	$ 12,103	12,103	12,103	12,103			11,666			11,543	10,458	10,767	10,502	10,949	10,000
Average Annual Return, Percent	[1]		12.41%	11.56%
Preferred Securities and Income Managed Accounts Portfolio Blended Benchmark [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Preferred Securities and Income Managed Accounts Portfolio Blended Benchmark
Account Value		11,826	$ 11,826	$ 11,826	11,826	11,826	11,826			11,374			11,228	10,242	10,479	10,104	10,993	10,000
Average Annual Return, Percent			12.85%	10.09%
Bloomberg 7 Year Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg 7 Year Municipal Bond Index
Account Value		12,295	$ 12,295	$ 12,295	12,295	$ 12,295	$ 12,295								11,970				$ 11,919		$ 12,569		$ 12,297		$ 11,717	$ 10,929	$ 10,946	$ 10,860	$ 10,255	$ 10,000
Average Annual Return, Percent			2.71%			0.97%	2.09%
Bloomberg U S Securitized Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Securitized Index
Account Value		11,037	$ 11,037	$ 11,037	11,037	$ 11,037	$ 11,037			10,430			10,807	9,910	10,514	10,644	10,664	10,000
Average Annual Return, Percent			4.98%	5.82%
ICE BofA BB B U S Cash Pay High Yield Constrained Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			ICE BofA BB‑B U.S. Cash Pay High Yield Constrained Index
Account Value		11,882	$ 11,882	$ 11,882	11,882	11,882	11,882			11,442			$ 11,408	$ 10,539	$ 10,756	$ 10,578	$ 10,494	$ 10,000
Average Annual Return, Percent			10.47%	10.39%
SIFMA Municipal Swap Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			SIFMA Municipal Swap Index
Account Value		$ 10,145	$ 10,145	$ 10,145	$ 10,145	$ 10,145	$ 10,145	$ 10,119	$ 10,091	$ 10,061	$ 10,030	$ 10,000
Average Annual Return, Percent		1.44%

[1]	Effective November 30, 2023, the Fund selected the ICE U.S. Institutional Capital Securities Index to replace the ICE BofA U.S. All Capital Securities Index as a Fund benchmark because the Fund’s investment adviser believes that the ICE U.S. Institutional Capital Securities Index better reflects the securities in which the Fund primarily invests as well as the principal investment strategies employed by the Fund. The benchmark change was applied retroactively to the Fund’s inception date, November 1, 2022.